Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		115 Months Ended	118 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 6,493,830	$ (630,337)	$ (19,871,908)	$ (6,860,030)	$ (33,982,659)	$ (27,488,829)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation expense	50		373		373	423
Amortization of debt discount	85,341	15,851	118,639		118,639	203,980
Amortization of deferred financing costs	20,841	9,547	69,546		69,546	90,387
Common stock issued for services	8,715		3,766,918	1,330,849	6,002,767	6,011,482
Stock-based compensation	65,436	13,388	382,343	37,335	419,678	485,114
Change in fair value of derivative liabilities	(7,329,526)		12,877,675	3,688,353	16,566,028	9,236,502
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(34,491)	153,241	160,283	(182,708)	(22,425)	(56,916)
Accounts payable	(53,229)	(30)	(57,102)	32,299	180,319	127,090
Accrued expenses	(274,136)	38,459	315,704	369,927	843,959	569,823
Net cash used in operating activities	(1,017,169)	(399,881)	(2,237,529)	(1,583,975)	(9,803,775)	(10,820,944)
Cash flows from investing activities
Purchase of fixed assets	(649)		(8,871)		(8,871)	(9,520)
Net cash used in investing activities	(649)		(8,871)		(8,871)	(9,520)
Cash flows from financing activities
Proceeds from sale of Series A preferred stock			3,494,428	3,220,018	6,714,446	6,714,446
Proceeds from sale of common stock					1,500,000	1,500,000
Payment of deferred offering costs	(45,500)					(45,500)
Proceeds from loan					39,990	39,990
Payment of loan				(39,990)	(39,990)	(39,990)
Proceeds from related-party loans					3,488,044	3,488,044
Proceeds from notes payable					975,000	975,000
Proceeds from subordinated promissory notes, net of deferred financing costs			501,600	154,900	656,500	656,500
Proceeds from sale of common stock to founder					1,106	1,106
Net cash provided by financing activities	(45,500)		3,996,028	3,334,928	13,335,096	13,289,596
Net (decrease) increase in cash	(1,063,318)	(399,881)	1,749,628	1,750,953	3,522,450	2,459,132
Cash at beginning of the period	3,522,450	1,772,822	1,772,822	21,869
Cash at end of the period	2,459,132	1,372,941	3,522,450	1,772,822	3,522,450	2,459,132
Cash paid during the period for:
Income taxes
Interest					1,899	1,899
Non-cash investing and financing transactions:
Fair value of derivatives issued in connection with issuance of preferred stock			1,761,063	984,465	2,745,528	2,745,528
Fair value of derivative warrants issued to lenders in connection with issuance of subordinated promissory notes			83,363	26,325	109,688	109,688
Fair value of warrants issued in connection with deferred financing costs			41,681	13,089	54,770	54,770
Fair value of derivative warrants issued for offering costs in connection with the issuance of Series A preferred stock			248,655	79,615	328,270	328,270
Fair value of derivative issued to Wonpung for services				299,141	299,141	299,141
Exchange of loans and accrued interest for common stock from founder				1,222,321	3,046,685	3,046,685
Exchange of loans and accrued interest for common stock from related party					180,480	180,480
Exchange of subordinated notes and accrued interest for Series A preferred stock				1,541,180	1,541,180	1,541,180
Cashless exercise of warrants for common stock				$ 54,143	$ 54,143	$ 54,143